Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 58	$ 54	$ 108
Finance costs - leases	5	5	11
Unwinding of obligations	12	6	30
Finance costs and unwinding of obligations	$ 75	$ 65	$ 149